Condensed Consolidated Statements of Redeemable Non-Controlling Interests, Mezzanine Equity and Stockholders’ Equity (Unaudited) (Parentheticals) - USD ($)	3 Months Ended						12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Loss on employee benefit, net of taxes amounts
Foreign currency translation adjustment, net of taxes amounts
Gain for defined benefit plan, net of taxes amounts
Gain on employee benefit, net of taxes amounts
Previously Reported
Foreign currency translation adjustment, net of taxes amounts
Gain on employee benefit, net of taxes amounts